Fair Value of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Fair Value of Financial Assets and Liabilities
43	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values stated below represent the best estimates based on a range of methods and assumptions. In determining the fair value of financial assets and liabilities, the SMBC Group gives the highest priority to a quoted market price in an active market. If such prices are not available, it establishes fair value using valuation techniques. The valuation techniques, if used, make maximum use of observable inputs, and rely as little as possible on unobservable inputs.

Financial Assets and Liabilities Carried at Fair Value

Valuation Process

The SMBC Group undertakes a valuation process based on its valuation control framework, which governs internal control standards, methodologies and procedures to ensure that the fair values are determined or validated independently of the front office.

The SMBC Group uses valuation techniques commonly used by market participants to price the financial instruments and they have been demonstrated to provide reliable estimates of prices obtained in actual market transactions. The valuation techniques include the DCF method, option pricing models and reference to the current fair value of another instrument that is substantially the same. Key adjustments, such as liquidity risk and credit risk adjustments are also taken into account to derive fair values.

Where valuation techniques are used to determine fair values, they are validated and reviewed. In principal subsidiaries, their risk management departments, which are independent from the business units, review significant valuation methodologies at least once a year, and recalibrate model parameters and inputs by comparing fair values derived from the valuation techniques to the external market data such as broker quotes. Where the data obtained from third-party sources such as brokers and pricing service providers are utilized in determining fair values, those departments also examine those data, taking into account the consistency among the different sources, the aging of the data and other factors. In addition, accounting departments in those principal subsidiaries are responsible for ensuring that the accounting policies and procedures to determine fair values are in compliance with relevant accounting standards.

Fair Value Hierarchy

Financial assets and liabilities measured at fair value are classified into one of three levels within a fair value hierarchy based on the inputs used in the fair value measurement. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2018 and 2017.

	At March 31, 2018
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,424,460	¥416,688	¥—	¥2,841,148
Equity instruments	307,942	20,033	—	327,975

Total trading assets	2,732,402	436,721	—	3,169,123

Derivative financial instruments:
Interest rate derivatives(2)	38,760	2,033,894	—	2,072,654
Currency derivatives(2)	—	1,724,387	14	1,724,401
Equity derivatives	48,154	21,310	1,880	71,344
Commodity derivatives	402	6,114	—	6,516
Credit derivatives	—	7,382	4,667	12,049

Total derivative financial instruments	87,316	3,793,087	6,561	3,886,964

Financial assets at fair value through profit or loss:
Debt instruments	—	1,518,778	10,143	1,528,921
Equity instruments	541	153	18,057	18,751

Total financial assets at fair value through profit or loss	541	1,518,931	28,200	1,547,672

Available-for-sale financial assets:
Japanese government bonds	7,685,303	—	—	7,685,303
U.S. Treasury and other U.S. government agency bonds	3,246,646	—	—	3,246,646
Other debt instruments	700,500	2,650,103	154	3,350,757
Equity instruments(2)	4,307,274	797,166	844,352	5,948,792

Total available-for-sale financial assets	15,939,723	3,447,269	844,506	20,231,498

Others(3)	—	7,942	—	7,942

Total	¥18,759,982	¥9,203,950	¥879,267	¥28,843,199

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,948,602	¥60,109	¥—	¥2,008,711
Equity instruments	33,174	102,014	—	135,188

Total trading liabilities	1,981,776	162,123	—	2,143,899

Derivative financial instruments:
Interest rate derivatives(2)	30,760	1,947,673	—	1,978,433
Currency derivatives(2)	19	1,406,759	14	1,406,792
Equity derivatives	78,088	27,261	—	105,349
Commodity derivatives	464	4,484	—	4,948
Credit derivatives	—	8,043	422	8,465

Total derivative financial instruments	109,331	3,394,220	436	3,503,987

Others(3)	—	6,659	833	7,492

Total	¥2,091,107	¥3,563,002	¥1,269	¥5,655,378

	At March 31, 2017
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,734,340	¥605,588	¥—	¥3,339,928
Equity instruments	421,477	15,266	—	436,743

Total trading assets	3,155,817	620,854	—	3,776,671

Derivative financial instruments:
Interest rate derivatives	27,121	2,288,114	2	2,315,237
Currency derivatives	—	1,666,305	22	1,666,327
Equity derivatives	35,400	23,668	1,327	60,395
Commodity derivatives	489	11,190	—	11,679
Credit derivatives	—	7,613	2,731	10,344

Total derivative financial instruments	63,010	3,996,890	4,082	4,063,982

Financial assets at fair value through profit or loss:
Debt instruments	—	1,570,904	12,053	1,582,957
Equity instruments	1,667	183	14,286	16,136

Total financial assets at fair value through profit or loss	1,667	1,571,087	26,339	1,599,093

Available-for-sale financial assets:
Japanese government bonds	5,722,674	—	—	5,722,674
U.S. Treasury and other U.S. government agency bonds	3,468,263	—	—	3,468,263
Other debt instruments	466,901	2,465,406	526	2,932,833
Equity instruments	4,075,944	864,552	836,252	5,776,748

Total available-for-sale financial assets	13,733,782	3,329,958	836,778	17,900,518

Others(3)	—	8,985	—	8,985

Total	¥16,954,276	¥9,527,774	¥867,199	¥27,349,249

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,979,564	¥58,766	¥—	¥2,038,330
Equity instruments	18,848	14,406	—	33,254

Total trading liabilities	1,998,412	73,172	—	2,071,584

Derivative financial instruments:
Interest rate derivatives	17,903	2,187,701	—	2,205,604
Currency derivatives	19	1,588,004	21	1,588,044
Equity derivatives	44,593	32,604	—	77,197
Commodity derivatives	513	9,978	—	10,491
Credit derivatives	—	8,358	—	8,358

Total derivative financial instruments	63,028	3,826,645	21	3,889,694

Others(3)	—	23,554	(303)	23,251

Total	¥2,061,440	¥3,923,371	¥(282)	¥5,984,529

(1)	Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2018 and 2017.
(2)	Interest rate derivatives and currency derivatives classified as derivative financial instruments (financial assets) include those at SMFL, which are reclassified as assets held for sale, of ¥533 million and ¥1,160 million, respectively. These derivative financial instruments are categorized within Level 2. Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale, of which ¥56,447 million, ¥5,225 million and ¥47,210 million are categorized within Level 1, Level 2 and Level 3, respectively. Interest rate derivatives and currency derivatives classified as derivative financial instruments (financial liabilities) include those at SMFL, which are reclassified as liabilities directly associated with the assets held for sale, of ¥5,401 million and ¥570 million, respectively. These derivative financial instruments are categorized within Level 2. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”
(3)	Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others, while the remaining are presented within the same category as the host contract. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” below.

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2018 and 2017.

	At April 1, 2017	Total gains (losses)		Purchases	Sales	Settlement(1)	Transfers into Level 3(2)	Transfers out of Level 3(2)	At March 31, 2018	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2018
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥2	¥(45)	¥—	¥43	¥—	¥—	¥—	¥—	¥—	¥—
Currency derivatives—net	1	(1)	—	—	—	—	—	—	—	(1)
Equity derivatives—net	1,327	1,106	—	474	(1,027)	—	—	—	1,880	1,499
Credit derivatives—net	2,731	8,103	(158)	—	—	(6,456)	25	—	4,245	8,103

Total derivative financial instruments—net	4,061	9,163	(158)	517	(1,027)	(6,456)	25	—	6,125	9,601

Financial assets at fair value through profit or loss:
Debt instruments	12,053	(1,731)	—	—	—	(149)	—	(30)	10,143	(1,731)
Equity instruments	14,286	378	—	4,915	(648)	(102)	—	(772)	18,057	109

Total financial assets at fair value through profit or loss	26,339	(1,353)	—	4,915	(648)	(251)	—	(802)	28,200	(1,622)

Available-for-sale financial assets:
Debt instruments	526	1,600	(13)	—	(1,613)	(346)	—	—	154	(13)
Equity instruments(3)	836,252	(3,612)	46,367	68,241	(8,480)	(73,897)	624	(21,143)	844,352	(6,380)

Total available-for-sale financial assets	836,778	(2,012)	46,354	68,241	(10,093)	(74,243)	624	(21,143)	844,506	(6,393)

Others(4)—liabilities:	303	(812)	—	—	—	—	(324)	—	(833)	(856)

Total	¥867,481	¥4,986	¥46,196	¥73,673	¥(11,768)	¥(80,950)	¥325	¥(21,945)	¥877,998	¥730

	At April 1, 2016	Total gains (losses)		Purchases	Sales	Settlement(1)	Transfers into Level 3(2)	Transfers out of Level 3(2)	At March 31, 2017	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2017
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥—	¥(163)	¥—	¥165	¥—	¥—	¥—	¥—	¥2	¥(5)
Currency derivatives—net	5	(21)	—	—	—	—	—	17	1	(3)
Equity derivatives—net	(13)	931	—	356	—	—	—	53	1,327	973
Credit derivatives—net	(3,134)	12,821	221	—	—	(7,177)	—	—	2,731	12,820

Total derivative financial instruments—net	(3,142)	13,568	221	521	—	(7,177)	—	70	4,061	13,785

Financial assets at fair value through profit or loss:
Debt instruments	11,667	401	—	180	—	(195)	—	—	12,053	401
Equity instruments	27,594	174	—	4,531	(1,430)	(16,000)	—	(583)	14,286	(404)

Total financial assets at fair value through profit or loss	39,261	575	—	4,711	(1,430)	(16,195)	—	(583)	26,339	(3)

Available-for-sale financial assets:
Debt instruments	2,022	(1,258)	(30)	269	—	(477)	—	—	526	(1,181)
Equity instruments	789,326	(20,578)	51,027	88,686	(8,488)	(63,768)	306	(259)	836,252	(25,746)

Total available-for-sale financial assets	791,348	(21,836)	50,997	88,955	(8,488)	(64,245)	306	(259)	836,778	(26,927)

Others(4)—liabilities:	(1,240)	1,543	—	—	—	—	—	—	303	(202)

Total	¥826,227	¥(6,150)	¥51,218	¥94,187	¥(9,918)	¥(87,617)	¥306	¥(772)	¥867,481	¥(13,347)

(1)	Settlements for equity instruments include redemption of preferred stocks, receipt of cash distributions which represent a return of investment, and reclassification from available-for-sale equity instruments to investments in associates and joint ventures as a result of applying the equity method.
(2)	Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2018, transfers out of Level 3 amounted to ¥21,945 million, primarily due to an increase in observability of certain private equity investments.
(3)	Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.
(4)	Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract.

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2018 and 2017 by line item of the consolidated income statement.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2018	2017	2018	2017
	(In millions)
Net interest income	¥1,273	¥524	¥762	¥322
Net trading income	7,064	14,474	7,970	13,148
Net income (loss) from financial assets at fair value through profit or loss	(1,353)	575	(1,622)	(3)
Net investment income	4,399	7,394	—	—
Impairment charges on financial assets	(6,397)	(29,117)	(6,380)	(26,814)

Total	¥4,986	¥(6,150)	¥730	¥(13,347)

Valuation Techniques

Financial instruments which are classified as trading assets and liabilities, derivative financial instruments, financial assets at fair value through profit or loss, and available-for-sale financial assets are measured at fair value in the consolidated statement of financial position. These instruments are measured at fair value using a quoted market price, if they are traded in an active market, or, for others, using the fair value measurement techniques as discussed below.

Trading assets and trading liabilities

Debt and equity instruments traded in an active market are measured at fair value using a quoted market price in such a market and they are categorized within Level 1. If a quoted market price is not available, they are measured by using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another instrument that is substantially the same, based on inputs such as prices obtained from brokers, observable interest rates and spreads. These financial instruments are categorized within Level 2. Debt instruments measured at fair value using the DCF method, where primary inputs are observable interest rates and credit spreads, inferred from the prevailing market rates, are also categorized within Level 2.

Derivative financial instruments (including embedded derivatives)

Listed derivatives (including interest rates, bonds, currencies, stocks and commodities) are measured at fair value using the settlement price announced by the major exchange on which transactions are traded because the settlement price in the exchange reflects the most current transaction price, and is readily and regularly available from the exchange. Listed derivatives are categorized within Level 1.

OTC derivatives (non-exchange-traded derivatives), including embedded derivatives that are separately accounted for from the host contracts, are measured at fair value using valuation techniques such as the present value of estimated future cash flows and option pricing models, generally based on observable interest rates, foreign exchange, commodities, stock prices and other factors as inputs. The valuation models for some transactions, such as yield curve spread options and equity options, use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. However, as the impact of these unobservable inputs is insignificant to the fair value for most of the transactions, the SMBC Group categorizes the majority of those transactions within Level 2.

The credit loss protection scheme which the SMBC Group offers to Goldman Sachs (“GS”) is considered to be a credit derivative, where the underlying reference entities are the American and European corporate entities covered in the commitment line portfolio of the GS group. The fair value of this derivative is determined using an ordinary collateralized debt obligation (“CDO”) pricing model, commonly used in the financial markets. The SMBC Group takes some portions of the positions in subordinated and mezzanine tranches, which covers the first and second credit losses from the portfolio. The major inputs for this derivative are credit default swap (“CDS”) spread rates, correlation ratios of CDS indices for similar portfolios, and the expected additional commitment withdrawal ratio. Although CDS spread rates and correlation ratios are observable in an active market or available from brokers, this whole scheme is categorized within Level 3 as the expected additional withdrawal ratio, which is considered to be a significant input, is not observable in the market.

In addition, the fair value of OTC derivatives incorporates both counterparty credit risk in relation to OTC derivative assets and own credit risk in relation to OTC derivative liabilities. The SMBC Group calculates the credit risk adjustments by applying the probability of default that reflects the counterparty’s or its own credit risk to the OTC derivative exposures and multiplying the result by the loss expected in the event of default. For the probability of default, the SMBC Group uses observable market data, where possible. The OTC derivative exposures used are determined taking into consideration the effect of master netting agreements and collateral. As the SMBC Group manages the OTC derivatives on the basis of its net credit risk exposure, the credit risk adjustments of those OTC derivatives are measured on a portfolio basis in accordance with the exception set forth in IFRS 13.

Financial assets at fair value through profit or loss

The majority of instruments in this category are debt instruments measured at fair value, using a valuation technique based on the observable prices in the market and they are categorized within Level 2.

Some equity and debt instruments in this category are hybrid instruments which have both equity and debt features. These include preferred stocks which are measured at fair value using the Monte Carlo Simulation valuation model, if they are indexed to the market prices in a stock exchange. The valuation model uses the historical volatility of the listed stocks as an input, which are not observable in the market, resulting in these instruments being categorized within Level 3. Other types of preferred stocks and other non-hybrid equity instruments are evaluated using valuation techniques for unlisted stocks, which are normally used for private equity investments. The SMBC Group calculates the fair values of these instruments based on the market approach using market multiples or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.

Available-for-sale financial assets

Debt instruments are measured at fair value using a quoted market price and categorized within Level 1 if they are traded in an active market. Debt instruments are categorized within Level 2 if they are measured at fair value using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another bond that is substantially the same based on inputs such as prices obtained from brokers, observable interest rates and spreads. Some debt instruments are measured at fair value using the DCF method in which significant unobservable inputs are used, and categorized within Level 3.

As for equity instruments, listed stocks are measured at fair value based on the market price at a stock exchange and categorized within Level 1 if they are traded in an active market. Unlisted common and preferred stocks in this category are measured at fair value using valuation techniques, similar to those described in “Financial assets at fair value through profit or loss” above. Publicly traded investment trusts and funds are measured at fair value using the market price and are categorized within Level 1 if they are traded in an active market. Instruments whose prices are not available in the market, such as privately offered investment trusts, are measured at fair value based on the unit price, which is usually regarded as an exit price, obtained from the fund administrator or investment management firm. In such a case, these investment trusts and funds are categorized within Level 2. Other investment funds, such as private equity and real estate investment funds, are generally measured at fair value based on net asset value, which includes significant unobservable inputs. These funds are categorized within Level 3.

Significant Unobservable Inputs

The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at March 31, 2018 and 2017.

	At March 31, 2018
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Equity derivatives	1,880	Option model	Equity volatility	11%-52%
			Equity to equity correlation	45%-94%
Credit derivatives	4,667	CDO pricing model	Additional withdrawal ratio	48%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	10,143	Monte Carlo Simulation	Equity volatility	12%-25%
Equity instruments	18,057	Market multiples	Price/Earnings multiple	8.3x-19.5x
			EV/EBITDA multiple	8.7x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Available-for-sale financial assets:
Debt instruments	154	DCF method	Discount margin	8%
Equity instruments(3)	844,352	Market multiples	Price/Book value multiple	0.3x-2.4x
			Price/Earnings multiple	11.7x-31.4x
			EV/EBITDA multiple	5.4x-16.8x
			Liquidity discount	20%
		Monte Carlo Simulation	Equity volatility	42%-51%
		Net asset value(4)	—	—
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Credit derivatives	422	Credit Default model	Quanto correlation	20%-30%
Others(5)	833	Option model	Equity volatility	23%-38%
			Equity to equity correlation	45%-94%
			Interest rate to interest rate correlation	31%-100%
		Credit Default model	Quanto correlation	15%-90%

	At March 31, 2017
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥2	Option model	Interest rate volatility	4%
Currency derivatives	22	Option model	Foreign exchange volatility	9%-17%
Equity derivatives	1,327	Option model	Equity volatility	20%-49%
			Equity to equity correlation	44%-93%
Credit derivatives	2,731	CDO pricing model	Additional withdrawal ratio	49%
Financial assets at fair value through profit or loss:
Debt instruments	12,053	Monte Carlo Simulation	Equity volatility	16%-26%
Equity instruments	14,286	Market multiples	Price/Earnings multiple	10.3x-30.2x
			EV/EBITDA multiple	8.1x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Available-for-sale financial assets:
Debt instruments	526	DCF method	Discount margin	9%
Equity instruments	836,252	Market multiples	Price/Book value multiple	0.3x-2.0x
			Price/Earnings multiple	8.7x-42.6x
			EV/EBITDA multiple	5.0x-14.8x
			Liquidity discount	20%
		Monte Carlo Simulation	Equity volatility	20%-51%
		Net asset value(4)	—	—
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥21	Option model	Foreign exchange volatility	9%-17%
Others(5)	(303)	Option model	Equity volatility	24%-64%
			Equity to equity correlation	44%-93%
			Interest rate to interest rate correlation	14%-100%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in the table as it is not practical to do so given the nature of such valuation techniques.
(3)	Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.
(4)	The SMBC Group has determined that the net asset value represents fair values of certain investment funds.
(5)	Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract.

Volatility

Volatility represents a measure of how much a particular instrument, parameter or index is expected to change in value over time. The volatilities used in the valuation of some type of derivative instruments with optionality refer to the potential change in price or level of the underlying interest rates, foreign exchange rates or equity instruments. The volatilities of underlying listed stocks are used in the valuation of preferred stocks containing optionality. These volatilities are estimated based on historical data or information provided by third-party sources, together with other analytical techniques. In general, a significant increase in the volatility in isolation would result in a significantly higher fair value measurement.

Correlation

Correlation represents a measure of the relationship between the movements of two variables, which is expressed as a number between plus and minus one. A positive correlation indicates that two variables move in the same direction while a negative correlation indicates that they move in opposite directions. Correlations could be any combination of variables such as interest rates, foreign exchange rates, CDS spread and stock price movements. Thus, both same-asset correlation and cross-asset correlation are used. Interest rate correlation between two different tenors is an example of same-asset correlations while quanto correlation which is the correlation between foreign exchange rates and another variable is an example of cross-asset correlation. These correlations are used in the valuation techniques of complex derivatives and estimated based on historical data. In general, a significant increase in the correlation in isolation would result in either a significantly higher or lower fair value measurement, depending on the terms of the instruments.

Additional withdrawal ratio

Additional withdrawal ratio represents the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio (mainly revolving credit facilities for commercial paper backup) concerning the credit loss protection scheme offered to GS. The expected additional withdrawal ratio is estimated based on historical data of actual funded amounts at default for similar portfolios. In general, a significant increase in the additional withdrawal ratio in isolation would have a significant unfavorable impact (i.e., an increase in derivative liabilities or a decrease in derivative assets) on the fair value measurement.

Price/Earnings, price/book value multiples

Price/Earnings (“P/E”) multiple represents the ratio of the equity value to the net income, while price/book value (“P/B”) multiple represents the ratio of the equity value to the book value. These multiples are estimated based on comparable listed companies. In general, a significant increase in the P/E multiple or P/B multiple in isolation would result in a significantly higher fair value measurement.

EV/EBITDA multiple

EV/EBITDA multiple represents the ratio of the enterprise value (“EV”) to earnings before interest, taxes, depreciation and amortization (“EBITDA”), where the EV is the aggregate value of equity and debt minus cash and cash equivalents. The multiple is estimated based on comparable listed companies. In general, a significant increase in the EV/EBITDA multiple in isolation would result in a significantly higher fair value measurement.

Liquidity discount

A liquidity discount is primarily applied in the valuation techniques for unlisted stocks to reflect the fact that these stocks are not actively traded. In general, a significant increase in the liquidity discount in isolation would result in a significantly lower fair value measurement.

Discount margin

Discount margin represents a spread used in estimating future cash flows in a DCF method to reflect the uncertainty of the cash flows that market participants would consider. In general, a significant increase in the discount margin in isolation would result in a significantly lower fair value measurement.

Sensitivity Analysis

The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2018
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	¥80	¥1	¥—	¥—
Equity derivatives	1,880	271	310	—	—
Credit derivatives	4,667	4,515	11,765	—	—
Financial assets at fair value through profit or loss:
Debt instruments	10,143	278	—	—	—
Equity instruments	18,057	361	336	—	—
Available-for-sale financial assets:
Debt instruments	154	—	—	4	2
Equity instruments(1)	844,352	—	—	26,835	25,290

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	¥2	¥80	¥—	¥—
Credit derivatives	422	35	35	—	—
Others(2)	833	1,375	3,090	—	—

	At March 31, 2017
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥2	¥7	¥2	¥—	¥—
Currency derivatives	22	93	1	—	—
Equity derivatives	1,327	199	254	—	—
Credit derivatives	2,731	6,706	15,730	—	—
Financial assets at fair value through profit or loss:
Debt instruments	12,053	244	26	—	—
Equity instruments	14,286	99	99	—	—
Available-for-sale financial assets:
Debt instruments	526	—	—	13	13
Equity instruments	836,252	—	—	24,785	24,137
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥21	¥2	¥92	¥—	¥—
Others(2)	(303)	1,121	1,716	—	—

(1)	Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.
(2)	Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract.

Derivative financial instruments (including embedded derivatives)

With respect to the credit loss protection scheme offered to GS, the anticipated losses will vary significantly depending on the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio. The tables above present the estimates of the impact of changing the expected additional withdrawal ratio from an optimistic (favorable) scenario to a pessimistic (unfavorable) scenario. For the other derivative instruments, including embedded derivatives that are separately accounted for from host contracts, that use correlation or volatility in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.

Financial assets at fair value through profit or loss / Available-for-sale financial assets

With respect to preferred stocks convertible into listed stocks, for which historical volatilities of related listed stocks are used in the valuation techniques, the impact resulting from using a reasonable range for the volatility is statistically estimated where it is expected to be significant. With respect to unlisted stocks which are measured at fair value based on a market approach, the impact of changing the market multiples within a reasonable range (±10%) is estimated. Certain investment funds classified as available-for-sale equity instruments are measured at fair value determined based on net asset value per share, which includes significant unobservable inputs. Since those funds are managed by value at risk (“VaR”) based on historical gain or loss data, the impact of the valuation sensitivity is estimated using a one-day VaR of the portfolio.

Financial Assets and Liabilities Not Carried at Fair Value

The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the SMBC Group’s consolidated statement of financial position at March 31, 2018 and 2017.

		At March 31, 2018
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Cash and deposits with banks	a	¥54,696,069	¥54,708,231	¥53,401,133	¥1,307,098	¥—
Call loans and bills bought:
Call loans	a	1,858,802	1,859,176	—	1,859,176	—
Bills bought	a	23,078	23,051	—	23,051	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	8,491,703	8,491,858	—	8,491,858	—
Investment securities:
Held-to-maturity investments	b	372,459	374,597	374,597	—	—
Loans and advances	a	85,129,070	87,538,646	—	258,673	87,279,973
Other financial assets	a	3,598,642	3,595,216	—	3,429,143	166,073
Financial assets included in assets held for sale	a	3,098,196	3,224,902	3,824	84,058	3,137,020

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥84,121,443	¥84,121,124	¥—	¥84,121,124	¥—
Other deposits	c	44,340,084	44,339,583	—	44,339,583	—
Call money and bills sold:
Call money	c	1,190,929	1,190,936	—	1,190,936	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	12,022,593	12,022,593	—	12,022,593	—
Borrowings	c	10,652,481	10,761,610	—	10,739,893	21,717
Debt securities in issue	c	10,569,117	10,767,745	—	10,587,917	179,828
Other financial liabilities	c	6,691,042	6,691,016	—	6,571,846	119,170
Financial liabilities included in liabilities directly associated with the assets held for sale	c	3,371,556	3,380,139	—	3,380,139	—

		At March 31, 2017
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
		(In millions)
Financial assets:
Cash and deposits with banks	a	¥47,330,155	¥47,330,763	¥46,244,819	¥1,085,944	¥—
Call loans and bills bought:
Call loans	a	1,860,620	1,860,539	—	1,860,539	—
Bills bought	a	11,589	11,567	—	11,567	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	8,924,385	8,926,312	—	8,926,312	—
Investment securities:
Held-to-maturity investments	b	1,173,419	1,180,319	1,180,319	—	—
Loans and advances	a	95,273,845	98,053,056	—	348,691	97,704,365
Other financial assets	a	3,424,591	3,421,172	—	3,255,765	165,407

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥81,465,816	¥81,466,078	¥—	¥81,466,078	¥—
Other deposits	c	48,829,474	48,831,229	—	48,831,229	—
Call money and bills sold:
Call money	c	2,088,020	2,088,067	—	2,088,067	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	9,424,506	9,424,506	—	9,424,506	—
Borrowings	c	12,245,943	12,318,246	—	12,306,066	12,180
Debt securities in issue	c	11,165,623	11,329,967	—	11,257,502	72,465
Other financial liabilities	c	7,201,137	7,200,488	—	7,080,575	119,913

Notes:

a.	(i)	The carrying amounts of deposits with banks without maturity and loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial assets with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial assets with a remaining maturity of more than six months: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
Note that some of the financial assets in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
b.	The fair values for held-to-maturity investments are determined using quoted prices in active markets.
c.	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial liabilities with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial liabilities with a remaining maturity of more than six months: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMBC and publicly offered subordinated bonds published by securities firms.
Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.